CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - CNY (¥)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jan. 01, 2013
2011 Share Award Scheme
Ordinary shares deemed issued but not outstanding			¥ 100,000,000	¥ 100,000,000
Class A Ordinary shares | 2011 Share Award Incentive And 2013 Incentive Scheme
Ordinary shares deemed issued but not outstanding		¥ 28,942,648
Class A Ordinary shares | 2011 Share Award Scheme
Ordinary shares deemed issued but not outstanding	¥ 574,035	11,511,873
Class A Ordinary shares | 2013 Incentive Scheme
Ordinary shares deemed issued but not outstanding	12,909,200	14,999,000
Class B Ordinary shares | 2011 Share Award Scheme
Ordinary shares deemed issued but not outstanding	23,476,813
HK Zoom | Class A Ordinary shares
Ordinary shares deemed issued but not outstanding	2,079,787
HK Zoom | Class A Ordinary shares | 2011 Share Award Scheme
Ordinary shares deemed issued but not outstanding		2,431,775
HK Zoom | Class A Ordinary shares | 2013 Incentive Scheme
Ordinary shares deemed issued but not outstanding	¥ 15,563,022
HK Zoom | Class B Ordinary shares | 2011 Share Award Scheme
Ordinary shares deemed issued but not outstanding		¥ 32,157,500